Discontinued operation - Schedule of Discontinued Operation Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Discontinued Operation Consolidated Statements Of Net Loss Income Abstract
Net revenues	$ 1,825,288	$ 3,702,619	$ 1,634,221
Cost of revenues	(1,121,174)	(2,216,444)	(389,022)
Taxes and other surcharges	(5,598)	(9,934)	(3,788)
Gross profit	698,516	1,476,241	1,241,411
Operating expenses	(551,578)	(471,218)	(194,476)
Other income/(expenses).net	1,501	10,178	7,929
(Loss)/income before income tax	148,439	1,015,201	1,054,864
Income tax expense	19,381	(169,458)	(72,729)
(Loss)/income from discontinued operation, net of income tax	$ 167,820	$ 845,743	$ 982,135